Investment Objectives and Goals	May 01, 2026
Sarofim Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sarofim Equity Fund (the “Fund”) seeks long-term capital appreciation consistent with the preservation of capital
Objective, Secondary [Text Block]	current income is a secondary goal.
Institutional Class | Hamlin High Dividend Equity Fund
Prospectus [Line Items]
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The Hamlin High Dividend Equity Fund (the “Fund”) seeks high current income and long-term capital appreciation.
Investor Class | Hamlin High Dividend Equity Fund
Prospectus [Line Items]
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The Hamlin High Dividend Equity Fund (the “Fund”) seeks high current income and long-term capital appreciation.